T. ROWE PRICE Capital Appreciation and Income Fund
March 31, 2025 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
BANK LOANS  14.9% (1)
AmWINS Group, FRN
1M TSFR + 2.25%, 6.575%, 1/30/32 (2) 597,503 592
Applied Systems, FRN
3M TSFR + 2.75%, 7.049%, 2/24/31 (2) 4,834,988 4,830
Applied Systems, FRN
3M TSFR + 4.50%, 8.799%, 2/23/32 (2) 912,000 931
AssuredPartners, FRN
1M TSFR + 3.50%, 7.825%, 2/14/31  1,582,448 1,583
Avantor Funding, FRN
1M TSFR + 2.00%, 6.425%, 11/8/27  81,274 81
Azalea Topco, FRN
1M TSFR + 3.25%, 7.575%, 4/30/31  671,957 668
BroadStreet Partners, FRN
1M TSFR + 3.00%, 7.325%, 6/13/31 (2) 1,733,135 1,717
CCC Intelligent Solutions, FRN
1M TSFR + 2.00%, 6.325%, 1/23/32  393,915 393
CPI Holdco, FRN
1M TSFR + 2.25%, 6.575%, 5/17/31 (2) 562,000 557
Ellucian Holdings, FRN
1M TSFR + 3.00%, 7.325%, 10/9/29 (2) 740,000 738
Epicor Software, FRN
1M TSFR + 2.75%, 7.075%, 5/30/31 (2) 777,565 775
Filtration Group, FRN
1M TSFR + 3.00%, 7.325%, 10/21/28  3,569,344 3,563
Four Seasons Hotels, FRN
1M TSFR + 1.75%, 6.075%, 11/30/29 (2) 1,082,028 1,081
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 6.07%, 11/8/30 (2) 3,033,000 3,029
HUB International, FRN
3M TSFR + 2.50%, 6.787%, 6/20/30 (2) 2,279,773 2,269
ICON Luxembourg, FRN
3M TSFR + 2.00%, 6.299%, 7/3/28  1,369,096 1,372
Icon Parent, FRN
3M TSFR + 3.00%, 7.315%, 11/13/31 (2) 661,000 656
Icon Parent, FRN
3M TSFR + 5.00%, 9.315%, 11/12/32  312,000 312
Informatica, FRN
1M TSFR + 2.25%, 6.575%, 10/27/28  421,647 421
IRB Holding, FRN
1M TSFR + 2.50%, 6.825%, 12/15/27  855,441 850
Loire Finco Luxembourg, FRN
1M TSFR + 3.50%, 4/21/27 (2) 244,000 243
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 8.325%, 1/31/30 (2) 1,379,209 1,374

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Mariner Wealth Advisors, FRN
1M TSFR + 2.50%, 6.799%, 8/18/28 (2) 381,045 380
Ryan Specialty, FRN
1M TSFR + 2.25%, 6.575%, 9/15/31  573,368 571
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 6.08%, 1/25/31 (2) 2,786,081 2,782
SkyMiles IP, FRN
3M TSFR + 3.75%, 8.043%, 10/20/27  550,368 555
TIH Insurance Holdings, FRN
3M TSFR + 4.75%, 9.049%, 5/6/32  11,275 11
Trans Union, FRN
1M TSFR + 1.75%, 6.175%, 11/16/26  233,210 233
TransDigm, FRN
3M TSFR + 2.75%, 7.049%, 8/24/28 (2) 1,303,648 1,303
TransDigm, FRN
3M TSFR + 2.75%, 7.049%, 3/22/30  1,187,078 1,184
UKG, FRN
3M TSFR + 3.00%, 7.30%, 2/10/31  1,282,852 1,279
USI, FRN
1M TSFR + 2.25%, 6.549%, 11/21/29  895,700 886
USI, FRN
3M TSFR + 2.25%, 6.549%, 9/29/30  450,985 446
Varsity Brands, FRN
1M TSFR + 3.50%, 7.819%, 8/26/31 (2) 1,259,000 1,232
Total Bank Loans (Cost $39,130) 38,897
COMMON STOCKS  41.9%
COMMUNICATION SERVICES  3.0%
Interactive Media & Services  2.6%
Alphabet, Class A  24,849 3,843
Meta Platforms, Class A  5,039 2,904
6,747
Wireless Telecommunication Services  0.4%
T-Mobile U.S.  3,688 984
984
Total Communication Services 7,731
CONSUMER DISCRETIONARY  3.9%
Broadline Retail  1.8%
Amazon.com (3) 24,628 4,686
4,686

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services  0.3%
Service Corp. International  10,517 843
843
Hotels, Restaurants & Leisure  1.5%
Hilton Worldwide Holdings  2,643 602
Marriott International, Class A  2,142 510
McDonald's  4,422 1,381
Yum! Brands  9,156 1,441
3,934
Household Durables  0.1%
TopBuild (3) 1,183 361
361
Specialty Retail  0.2%
O'Reilly Automotive (3) 428 613
613
Total Consumer Discretionary 10,437
CONSUMER STAPLES  1.1%
Beverages  0.1%
PepsiCo  1,571 236
236
Food Products  0.2%
Mondelez International, Class A  8,571 582
582
Household Products  0.8%
Colgate-Palmolive  6,767 634
Procter & Gamble  8,355 1,424
2,058
Total Consumer Staples 2,876
ENERGY  1.6%
Oil, Gas & Consumable Fuels  1.6%
Canadian Natural Resources  52,876 1,629
EOG Resources  6,482 831
Exxon Mobil  14,036 1,669
Total Energy 4,129
FINANCIALS  3.9%
Banks  1.3%
Bank of America  26,367 1,100

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
JPMorgan Chase  9,053 2,221
3,321
Capital Markets  0.7%
CME Group  1,133 300
Morgan Stanley  6,595 769
Raymond James Financial  3,598 500
Stifel Financial  3,009 284
1,853
Financial Services  1.6%
Fiserv (3) 3,863 853
Mastercard, Class A  2,946 1,615
Visa, Class A  4,860 1,703
4,171
Insurance  0.3%
Marsh & McLennan  2,379 581
RenaissanceRe Holdings  1,381 331
912
Total Financials 10,257
HEALTH CARE  7.8%
Biotechnology  0.3%
AbbVie  3,000 628
Biogen (3) 737 101
729
Health Care Equipment & Supplies  2.0%
Abbott Laboratories  13,114 1,740
Becton Dickinson & Company  8,728 1,999
GE HealthCare Technologies  3,017 243
STERIS  1,849 419
Stryker  2,060 767
5,168
Health Care Providers & Services  2.8%
Cardinal Health  3,929 541
Cigna Group  3,006 989
Elevance Health  1,509 656
HCA Healthcare  2,546 880
McKesson  2,648 1,782
UnitedHealth Group  4,776 2,502
7,350
Life Sciences Tools & Services  2.1%
Agilent Technologies  7,375 863

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Danaher  5,460 1,119
IQVIA Holdings (3) 3,033 535
Mettler-Toledo International (3) 337 398
Revvity  9,000 952
Thermo Fisher Scientific  3,263 1,624
5,491
Pharmaceuticals  0.6%
Eli Lilly  1,160 958
Zoetis  4,106 676
1,634
Total Health Care 20,372
INDUSTRIALS & BUSINESS SERVICES  5.5%
Aerospace & Defense  1.1%
Lockheed Martin  1,951 871
Northrop Grumman  1,930 988
RTX  8,333 1,104
2,963
Building Products  0.1%
Carlisle  836 285
285
Commercial Services & Supplies  1.6%
Republic Services  5,608 1,358
Veralto  9,233 900
Waste Connections  4,701 917
Waste Management  4,037 935
4,110
Electrical Equipment  0.2%
Hubbell  1,205 399
399
Ground Transportation  0.2%
CSX  18,746 552
552
Industrial Conglomerates  0.4%
Roper Technologies  1,610 949
949
Machinery  1.7%
Dover  2,050 360
Fortive  22,987 1,682
Illinois Tool Works  2,370 588

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Ingersoll Rand  6,214 497
Middleby (3) 2,527 384
Parker-Hannifin  688 418
Snap-on  1,127 380
4,309
Professional Services  0.2%
Paychex  2,629 406
406
Total Industrials & Business Services 13,973
INFORMATION TECHNOLOGY  11.2%
Electronic Equipment, Instruments & Components  0.5%
TE Connectivity  3,829 541
Teledyne Technologies (3) 1,795 894
1,435
IT Services  0.4%
Accenture, Class A  920 287
VeriSign (3) 2,765 702
989
Semiconductors & Semiconductor Equipment  2.8%
Advanced Micro Devices (3) 8,395 862
Applied Materials  3,458 502
Broadcom  5,127 858
Lam Research  8,985 653
NVIDIA  33,039 3,581
NXP Semiconductors  4,218 802
7,258
Software  5.3%
Adobe (3) 1,362 522
Aurora Innovation (3) 72,174 485
Autodesk (3) 3,676 963
Intuit  1,931 1,186
Microsoft  21,245 7,975
PTC (3) 6,298 976
Salesforce  3,130 840
Workday, Class A (3) 3,358 784
13,731
Technology Hardware, Storage & Peripherals  2.2%
Apple  25,842 5,740
5,740
Total Information Technology 29,153

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  0.2%
Chemicals  0.1%
RPM International  1,910 221
221
Containers & Packaging  0.1%
Avery Dennison  2,072 369
369
Total Materials 590
REAL ESTATE  0.4%
Specialized Real Estate Investment Trusts  0.4%
American Tower, REIT  1,745 380
SBA Communications, REIT  2,532 557
Total Real Estate 937
UTILITIES  2.7%
Electric Utilities  0.5%
Evergy  7,484 516
Exelon  14,441 665
1,181
Multi-Utilities  2.2%
Ameren  17,931 1,800
CenterPoint Energy  34,538 1,251
CMS Energy  6,045 454
DTE Energy  5,060 700
NiSource  31,219 1,252
WEC Energy Group  3,455 376
5,833
Total Utilities 7,014
Total Miscellaneous Common Stocks  0.6% (4) 1,519
Total Common Stocks (Cost $102,459) 108,988
CORPORATE BONDS  15.4%
Alliant Holdings Intermediate, 6.75%, 4/15/28 (5) 37,000 37
American Tower, 3.80%, 8/15/29  629,000 604
American Tower, 5.90%, 11/15/33  573,000 599
AmWINS Group, 6.375%, 2/15/29 (5) 307,000 310
Avantor Funding, 3.875%, 11/1/29 (5) 1,332,000 1,224
Biogen, 3.15%, 5/1/50  770,000 480
Biogen, 5.20%, 9/15/45  598,000 545
Booz Allen Hamilton, 3.875%, 9/1/28 (5) 630,000 597

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Booz Allen Hamilton, 4.00%, 7/1/29 (5) 337,000 317
Booz Allen Hamilton, 5.95%, 8/4/33  568,000 565
Broadcom, 4.15%, 4/15/32 (5) 439,000 415
BroadStreet Partners, 5.875%, 4/15/29 (5) 623,000 595
CCO Holdings, 5.00%, 2/1/28 (5) 330,000 320
Charles River Laboratories International, 3.75%, 3/15/29 (5) 402,000 370
Charles River Laboratories International, 4.00%, 3/15/31 (5) 534,000 476
Crown Castle, 2.25%, 1/15/31  486,000 416
Ellucian Holdings, 6.50%, 12/1/29 (5) 229,000 225
Fortive, 4.30%, 6/15/46  974,000 798
Gartner, 3.625%, 6/15/29 (5) 981,000 924
Gartner, 3.75%, 10/1/30 (5) 1,355,000 1,252
Gartner, 4.50%, 7/1/28 (5) 621,000 608
Hilton Domestic Operating, 3.625%, 2/15/32 (5) 2,093,000 1,834
Hilton Domestic Operating, 4.00%, 5/1/31 (5) 359,000 324
Hilton Domestic Operating, 4.875%, 1/15/30  311,000 300
Howmet Aerospace, 3.00%, 1/15/29  161,000 152
Howmet Aerospace, 5.95%, 2/1/37  870,000 911
HUB International, 5.625%, 12/1/29 (5) 1,420,000 1,370
HUB International, 7.25%, 6/15/30 (5) 1,331,000 1,366
IQVIA, 5.70%, 5/15/28  290,000 293
IQVIA, 6.50%, 5/15/30 (5) 290,000 295
Lockheed Martin, 4.70%, 5/15/46  1,151,000 1,033
Marriott International, Series GG, 3.50%, 10/15/32  803,000 715
MSCI, 3.25%, 8/15/33 (5) 723,000 622
MSCI, 3.625%, 9/1/30 (5) 533,000 491
MSCI, 3.625%, 11/1/31 (5) 420,000 380
MSCI, 3.875%, 2/15/31 (5) 989,000 921
MSCI, 4.00%, 11/15/29 (5) 652,000 624
Northrop Grumman, 5.25%, 5/1/50  1,888,000 1,786
PRA Health Sciences, 2.875%, 7/15/26 (5) 322,000 312
PTC, 4.00%, 2/15/28 (5) 1,347,000 1,293
RTX, 5.15%, 2/27/33  296,000 298
SBA Communications, 3.125%, 2/1/29  2,377,000 2,169
Service Corp. International, 3.375%, 8/15/30  214,000 190
Service Corp. International, 4.00%, 5/15/31  507,000 458
TransDigm, 4.625%, 1/15/29  670,000 633
TransDigm, 7.125%, 12/1/31 (5) 580,000 597
VICI Properties, 4.125%, 8/15/30 (5) 1,332,000 1,253
VICI Properties, 4.625%, 12/1/29 (5) 1,308,000 1,267
VICI Properties, 5.125%, 5/15/32  421,000 411
Workday, 3.80%, 4/1/32  991,000 914
Yum! Brands, 3.625%, 3/15/31  1,099,000 981

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Yum! Brands, 4.625%, 1/31/32  1,142,000 1,063
Yum! Brands, 4.75%, 1/15/30 (5) 962,000 928
Yum! Brands, 5.35%, 11/1/43  672,000 627
Yum! Brands, 5.375%, 4/1/32  991,000 965
Yum! Brands, 6.875%, 11/15/37  557,000 593
Total Corporate Bonds (Cost $40,072) 40,046
PREFERRED STOCKS  0.3%
FINANCIALS  0.3%
Insurance  0.3%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $734 (3)
(6)(7) 745 728
Total Financials 728
Total Preferred Stocks (Cost $734) 728
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  22.8%
U.S. Treasury Obligations  22.8%
U.S. Treasury Notes, 3.875%, 8/15/34  7,059,000 6,880
U.S. Treasury Notes, 4.00%, 2/15/34 (8) 14,251,000 14,059
U.S. Treasury Notes, 4.25%, 11/15/34  11,721,000 11,758
U.S. Treasury Notes, 4.375%, 5/15/34  10,017,000 10,155
U.S. Treasury Notes, 4.50%, 11/15/33  12,765,000 13,072
U.S. Treasury Notes, 4.625%, 2/15/35  3,306,000 3,416
59,340
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $58,927) 59,340
SHORT-TERM INVESTMENTS  5.6%
Money Market Funds  5.6%
T. Rowe Price Government Reserve Fund, 4.39% (9)(10) 14,531,865 14,532
Total Short-Term Investments (Cost $14,532) 14,532
Total Investments in Securities  100.9%
(Cost $255,854) $ 262,531
Other Assets Less Liabilities (0.9)% (2,322)
Net Assets 100.0% $ 260,209

T. ROWE PRICE Capital Appreciation and Income Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of March 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $21,547 and represents 8.3% of net assets.
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $728 and represents 0.3% of net assets.
(8) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Capital Appreciation and Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.3)%
OTC Options Written (0.3)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $125.00 64 849 (107)
Bank of America
AbbVie, Call, 1/16/26 @
$190.00 30 629 (92)
Barclays Bank
Cardinal Health, Call,
1/16/26 @ $140.00 14 193 (17)
Barclays Bank
CME Group, Call, 1/16/26
@ $270.00 8 212 (16)
Barclays Bank
Procter & Gamble, Call,
1/16/26 @ $175.00 74 1,261 (75)
Barclays Bank
RTX, Call, 1/16/26 @
$135.00 37 490 (42)
Citibank
McDonald's, Call, 9/19/25
@ $340.00 24 750 (19)
Citibank
McDonald's, Call, 1/16/26
@ $310.00 19 594 (50)
Citibank
PepsiCo, Call, 1/16/26 @
$165.00 12 180 (6)
Goldman Sachs
McKesson, Call, 1/16/26
@ $660.00 8 538 (64)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $350.00 22 771 (74)
JPMorgan Chase
SBA Communications,
Call, 12/19/25 @ $230.00 20 440 (32)
JPMorgan Chase
UnitedHealth Group, Call,
1/16/26 @ $600.00 13 681 (37)
UBS Investment Bank
Exxon Mobil, Call, 1/16/26
@ $125.00 109 1,296 (78)
Wells Fargo
Cigna Group, Call, 1/16/26
@ $320.00 24 790 (105)
Wells Fargo
Colgate-Palmolive, Call,
1/16/26 @ $105.00 50 469 (14)
Wells Fargo
EOG Resources, Call,
1/16/26 @ $155.00 48 616 (24)
Wells Fargo
T-Mobile U.S., Call,
8/15/25 @ $280.00 36 960 (47)
Total Options Written (Premiums $(564)) $ (899)

T. ROWE PRICE Capital Appreciation and Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ —# $ — $ 161+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 14,724  ¤  ¤ $ 14,532^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $161 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,532.

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
Notes to Portfolio of Investments
13
T. Rowe Price Capital Appreciation and Income Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Capital Appreciation and Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.

T. ROWE PRICE Capital Appreciation and Income Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation and Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 138,283 $ — $ 138,283
Common Stocks 108,988 — — 108,988
Preferred Stocks — — 728 728
Short-Term Investments 14,532 — — 14,532
Total $ 123,520 $ 138,283 $ 728 $ 262,531
Liabilities
Options Written $ — $ 899 $ — $ 899
1
Includes Bank Loans, Corporate Bonds and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation and Income Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1577-054Q1 03/25